                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Quarter Ended: March 31, 2001
                              -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd
                 -----------------------------------
                 PO Box 220
                 -----------------------------------
                 Rockland, DE 19732
                 -----------------------------------

Form 13F File Number: 28-3476
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Elizabeth Kirker               Rockland, DE        4/19/01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------

                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                          Quarter Ending March 31, 2001

COMMON STOCK                            CLASS        CUSIP           VALUE          QUANTITY  DISCRETION
APW, Inc                               Common      G04397108          23,166           2,700      X
Aeroflex                               Common      007768104       2,232,481         216,483      X
Artesyn Technologies, Inc.             Common      043127109       1,846,786         170,801      X
Atmel Inc                              Common       49513104       3,920,437         399,535      X
Avocent Corporation                    Common      053893103       3,520,537         161,400      X
Bell Microproducts                     Common      078137106          46,381           4,100      X
Benchmark Electronics                  Common      08160H101       2,806,830         143,940      X
Brooktrout, Inc.                       Common      114580103       1,134,088         183,287      X
Carbo Ceramics, Inc                    Common      140781105       3,389,344         100,425      X
Career Education Corp                  Common      141665109       6,859,125         136,500      X
Caremark RX, Inc                       Common      141705103       8,995,514          689840      X
Concord Camera                         Common      206156101       3,555,439         503,425      X
Convergys Corp                         Common      212485106      10,594,841         293,730      X
Cost Plus, Inc.                        Common      221485105       6,090,333         264,079      X
EMS Technology                         Common      26873n108       4,604,844         294,710      X
ESS Technology, Inc                    Common      269151106       3,137,487         545,650      X
Elantec Semiconductor, Inc             Common      284155108       2,300,312          86,600      X
Extended Stay America                  Common      30224p101       5,335,125         355,675      X
FEI Company                            Common      30241L109       2,852,681         129,300      X
FMC Corp New                           Common      302491303           7,364             100      X
Flextronics International              Common      Y2573F102       2,051,790         136,786      X
Globespan, Inc.                        Common      379571102       3,078,906         140,750      X
HS Resources                           Common      404297103       4,068,225          90,405      X
Haemonetics Corp                       Common      405024100       4,769,213         144,085      X
Hal Kinion & Associates                Common      406069104       1,592,081         275,387      X
Heidrick & Struggles Intl              Common      422819102       2,693,502          93,080      X
Hydril Company                         Common      448774109       3,642,844         159,250      X
ICT Group, Inc                         Common      44929Y101       1,558,987         148,475      X
Impath                                 Common      45255G101       5,134,872         110,725      X
Insight Enterprises                    Common      45765u103       3,112,357         147,330      X
JDA Software                           Common      46612K108       4,780,589         417,975      X
Jabil Circuit                          Common      466313103       3,358,472         155,341      X
Kenneth Cole Productions               Common      193294105       4,097,763         164,239      X
McNaughton Apparel Group               Common      582524104       5,303,117         335,375      X
Mercury Computer                       Common      589378108       6,311,728         164,475      X
Metasolve                              Common      591393103       5,962,516         422,125      X
Mettler Toledo International Inc.      Common      592688105       4,670,055         113,461      X
Microchip Technology Inc.              Common      595017104       3,239,696         127,988      X
Microsemi                              Common      595137100       5,038,600         179,950      X
Mobile Mini                            Common      60740F105       9,268,717         336,280      X
Moldflow Corp.                         Common      608507109       1,513,299          80,575      X
Network Associates                     Common      640938106          66,825           8,100      X
OSCA, Inc.                             Common      687836106       9,880,041         505,050      X
Orasure Technologies                   Common      68554v108       3,972,336         477,875      X
Performance Technologies               Common      71376k102       3,527,930         253,125      X
Planar Systems, Inc                    Common      726900103       3,657,656         286,875      X
Plexus Corp                            Common      729132100       1,932,125          75,400      X
Pride International, Inc               Common      741932407       6,121,289         257,630      X
Priority Healthcare                    Common      74264T102       5,230,262         138,550      X
Prosoft Training.com                   Common      7434T1101       1,957,528         248,575      X
QRS Corp                               Common      74726X105          43,350           5,100      X
Retalix                                Common      m8215w109       2,909,229         270,626      X
SPX Corp.                              Common      784635104       3,187,037          35,115      X
Semtech Corp                           Common      816850101       3,235,181         109,900      X
Spectrum Corp                          Common      847615101          54,197           7,050      X
Spinnaker Exploration Co.              Common      84855W109       6,364,905         145,650      X
Symmetricom                            Common      871543104       5,427,756         447,650      X
Tidel Technologies                     Common      886368109          25,900          11,200      X
Transwitch Corp                        Common      894065101       1,577,336         120,178      X
USINTERNETWORKING                      Common      917311805             260             225      X
Viasource Communications               Common      92553W107         266,719         355,625      X
Zoll Medical Corp                      Common      989922109       3,104,747          89,025      X
                        62                                       221,043,053


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:                    62
                                                           --------------------

Form 13F Information Table Value Total:                   $221,043,053
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]